Average Annual Total Returns - Class ACIS - DWS Health and Wellness Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2000	14.93%	6.16%	13.08%	12.26%	3.81%	11.07%	10.88%	4.54%	10.59%	Dec. 29, 2000	21.09%	6.63%	12.92%	Dec. 29, 2000	22.30%	7.71%	14.09%	Mar. 02, 1998	22.30%	7.70%	14.05%	31.49%	11.70%	13.56%	23.24%	8.50%	12.29%